Prudential Investments Fund Management LLC
                               100 Mulberry Street
                            Gateway Center Three, 9th Floor
                             Newark, New Jersey 07102-3777



                                                                     May 7, 1999



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         RE:      The Prudential Series Fund, Inc. (the "Fund")
                  Registration Nos. 2-80896
                                    811-03623

Dear Sir/Madam:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 36 to the Fund's registration statement. Post-Effective Amendment No. 36 to the Fund's registration statement was filed electronically via EDGAR on April 28, 1999.

Please call the undersigned at (973) 367-1496 with any questions you may have.


                                                     Very truly yours,


                                                    /s/Caren Cunningham
                                                       Caren Cunningham
                                                       Assistant General Counsel